UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                8/13/2010
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            64
                                         ------------
Form 13F Information Table Value Total:       285,371
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
ADAMS EXPRESS CO	      COM	        006212104      122    13562   SH       SOLE     NONE      13562
ADVENT CLAYMORE CV SECS & IN  COM		00764C109      750    47493   SH       SOLE     NONE      47493
BANCROFT FUND LTD 	      COM	        059695106     1706   115434   SH       SOLE     NONE     115434
BANK OF AMERICA CORP          COM	        060505104      471    32771   SH       SOLE     NONE      32771
BERKSHIRE HATHAWAY INC DEL    CL B	        084670702      542     6800   SH       SOLE     NONE       6800
BLACKROCK CREDIT ALL INC TR   COM               092508100     9961   832870   SH       SOLE     NONE     832870
BLACKROCK CREDIT ALL INC TR   COM               09255H105     5495   557258   SH       SOLE     NONE     557252
BLACKROCK REAL ASSET EQUITY   COM	        09254B109      146    13500   SH       SOLE     NONE      13500
BLACKROCK STRAT DIVD ACHIEVE  COM               09249Y107     1359   156012   SH       SOLE     NONE     156012
CHEVRON CORP NEW              COM       	166764100      617     9134   SH       SOLE     NONE       9134
CITIGROUP INC 	              COM	        172967101      272    72324   SH       SOLE     NONE      72324
CLAYMORE DIVID & INCOME FD    COM	        18385J105      460    38442   SH       SOLE     NONE      38442
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106     7191   630801   SH       SOLE     NONE     630801
COHEN & STEERS QUALITY RLTY   COM	        19247L106      173    27680   SH       SOLE     NONE      27680
DWS ENHANCED COMMODTY STRTGY  COM       	23338Y100     6428   780071   SH       SOLE     NONE     780071
EATON VANCE SH TM DR DIVR IN  COM               27828V104     2188   130859   SH       SOLE     NONE     130859
ELLSWORTH FUND LTD	      COM               289074106     6447  1008991   SH       SOLE     NONE    1008991
EXXON MOBIL CORP 	      COM	        30231G102      367     6422   SH       SOLE     NONE       6422
FIRST TR FOUR CRNRS SR FLT R  COM SHS	        33733Q107     1065    86438   SH       SOLE     NONE      86438
FIRST TR/FOUR CRNRS SR FLOAT  COM	        33733U108     6510   520804   SH       SOLE     NONE     520804
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103     9992   758709   SH       SOLE     NONE     758709
H & Q HEALTHCARE FD 	      SH BEN INT	404052102     1851   169205   SH       SOLE     NONE     169205
INTEL CORP 	              COM	        458140100      229    11790   SH       SOLE     NONE      11790
ISHARES TR INDEX	      BARCLYS USAGG B   464287226      659     6145   SH       SOLE     NONE       6145
ISHARES TR INDEX 	      BARCLYS 1-3 YR	464287457     6516    77466   SH       SOLE     NONE      77466
ISHARES TR INDEX              S&P 100 IDX FD    464287101    12326   262982   SH       SOLE     NONE     262982
JOHN BEAN TECHNOLOGIES CORP   COM	        477839104      216    14500   SH       SOLE     NONE      14500
JPMORGAN CHASE & CO 	      COM	        46625H100      236     6600   SH       SOLE     NONE       6600
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104    15844  3980862   SH       SOLE     NONE    3980862
LIBERTY ALL-STAR GROWTH FD I  COM	        529900102     3349   982255   SH       SOLE     NONE     982255
LMP CAP & INCOME FD INC       COM               50208A102    15633  1630126   SH       SOLE     NONE    1630126
LOEWS CORP	              COM	        540424108      739    22200   SH       SOLE     NONE      22200
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    11102  1694936   SH       SOLE     NONE    1694936
MICROSOFT CORP		      COM	        594918104      368    16000   SH       SOLE     NONE      16000
MONTGOMERY STR INCOME SECS I  COM       	614115103      180    11488   SH       SOLE     NONE      11488
MORGAN STANLEY ASIA PAC FD I  COM	        61744U106     1024    75381   SH       SOLE     NONE      75381
NEW GERMANY FD INC	      COM	        644465106      155    13554   SH       SOLE     NONE      13554
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    20223  1464369   SH       SOLE     NONE    1464369
NUVEEN MULT CURR ST GV INCM   COM	        67090N109      240    17800   SH       SOLE     NONE      17800
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102     8437  1084440   SH       SOLE     NONE    1084440
NUVEEN PREM INCOME MUN FD 2   COM	        67063W102      154    11006   SH       SOLE     NONE      11006
OMNIAMERICAN BANCORP INC      COM	        68216R107      517    45794   SH       SOLE     NONE      45794
PFIZER INC	              COM	        717081103      216    15158   SH       SOLE     NONE      15158
PROSHARES TR                  PSHS ULSHT SP500	74347R883     4873   129244   SH       SOLE     NONE     129244
PROVIDENT ENERGY TR 	      TR UNIT	        74386K104	70    10500   SH       SOLE     NONE      10500
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103     8859   772370   SH       SOLE     NONE     772370
PUTNAM PREMIER INCOME TR      SH BEN INT	746853100      114    17530   SH       SOLE     NONE      17530
QWEST COMMUNICATIONS INTL IN  COM	        749121109      138    26500   SH       SOLE     NONE      26500
ROYCE VALUE TR INC	      COM	        780910105     8547   808630   SH       SOLE     NONE     808630
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506     6860   138089   SH       SOLE     NONE     138089
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803     7992   391762   SH       SOLE     NONE     391762
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886      349    12400   SH       SOLE     NONE      12400
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104     6027   470473   SH       SOLE     NONE     470473
SUNAMERICA FCSED ALPHA GRW    COM	        867037103    10858   810271   SH       SOLE     NONE     810271
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101     3158   255737   SH       SOLE     NONE     255737
TAIWAN GREATER CHINA FD	      SH BEN INT	874037104      280    50504   SH       SOLE     NONE      50504
TCW STRATEGIC INCOME FUND IN  COM	        872340104     6867  1430685   SH       SOLE     NONE    1430685
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108     4402   461947   SH       SOLE     NONE     461947
UNITED STATES OIL FUND LP     UNITS	        91232N108      272     8000   SH       SOLE     NONE       8000
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835    30911   379836   SH       SOLE     NONE     379836
WESTERN ASSET EMRG MKT DEBT   COM	        95766A101     8354   482081   SH       SOLE     NONE     482081
WESTERN ASSET VAR RT STRG FD  COM	        957667108     2501   163696   SH       SOLE     NONE     163696
ZWEIG FD 	              COM	        989834106    10542  3514152   SH       SOLE     NONE    3514152
ZWEIG TOTAL RETURN FD INC     COM	        989837109      918   250244   SH       SOLE     NONE     250244